Basis of Preparation	12 Months Ended
Dec. 31, 2024
Basis of Preparation [Abstract]
BASIS OF PREPARATION
2.	BASIS OF PREPARATION

Statement of Compliance

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRS Accounting Standards), effective for the year ended December 31, 2024, applicable to companies reporting under IFRS Accounting Standards, and have been consistently applied unless otherwise indicated.

These consolidated financial statements were approved and authorized by the Board of Directors of the Company on March 24th, 2025.

Basis of Measurement

These consolidated financial statements have been prepared under the historical cost convention except for certain financial assets and financial liabilities, which are measured at fair value.

Basis of Consolidation

Subsidiaries

Subsidiaries are entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity.

The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date the control ceases. Any remaining interest in the entity is re-measured to fair value on the date when control is lost, with the change in carrying amount recognized in profit or loss.

The principal wholly owned subsidiaries of the Company, their activities, and their geographic locations as at December 31, 2024 were as follows:

Name	Country of incorporation	Nature of business
Collective Mining Limited	Bermuda	Exploration
Minerales Provenza SAS	Colombia	Intermediate holding company
Minera Campana SAS	Colombia	Exploration

Intercompany transactions, balances and unrealized gains and losses on transactions between group entities are eliminated. Accounting policies of subsidiaries are consistent with the policies adopted by the Company.

Functional and Reporting Currency

The functional currency of the Company and its subsidiaries is the U.S. dollar. Functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, The Effects of Changes in Foreign Exchange Rates (“IAS 21”). All financial information in these consolidated financial statements has been presented in U.S. dollars, except when otherwise indicated.